Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Investments

As of December 31, 2025 and 2024, investments consisted of the following:

	As of December 31,
	2025		2024
	Amortized Cost(1)	Fair Value	Amortized Cost(1)	Fair Value
First lien senior secured loans	$17,143,966	$17,160,266	$10,092,681	$10,130,307
Second lien senior secured loans	430,463	429,160	157,058	158,500
Senior subordinated loans	1,003,023	1,068,842	214,927	213,500
Corporate bonds	97,600	99,063	64,700	65,312
Collateralized loan obligations	1,081,583	1,051,264	366,165	370,985
Commercial mortgage-backed securities	98,850	99,962	29,112	29,161
Private asset-backed investments	289,022	300,947	209,600	208,357
Investments in joint ventures	391,000	391,000	—	—
Preferred equity	302,430	317,476	107,984	122,570
Other equity	522,977	590,618	239,826	250,457
Total	$21,360,914	$21,508,598	$11,482,053	$11,549,149
(1)	The amortized cost represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest or dividends.
The industrial and geographic compositions of the Fund’s portfolio at fair value as of December 31, 2025 and 2024 were as follows:

	As of December 31,
	2025	2024
Industry
Software and Services	22.0%	21.5%
Health Care Equipment and Services	11.0	9.3
Commercial and Professional Services	8.6	7.3
Investment Funds and Vehicles(1)	8.5	4.2
Capital Goods	7.7	8.8
Financial Services	6.7	6.7
Consumer Services	6.0	8.7
Insurance	5.1	6.3
Sports, Media and Entertainment	3.8	5.8
Pharmaceuticals, Biotechnology and Life Sciences	3.1	4.7
Consumer Distribution and Retail	3.0	2.7
Independent Power and Renewable Electricity Producers	2.4	0.7
Energy	1.9	1.3
Transportation	1.7	1.3
Materials	1.7	2.3
Other	6.8	8.4
Total	100.0%	100.0%
(1)	Includes the Fund’s investments in joint ventures.

	As of December 31,
	2025	2024
Geographic Region
United States	86.7%	90.3%
Europe	7.5	5.5
Bermuda/Cayman Islands	4.5	2.9
Canada	1.3	1.2
Other	—	0.1
Total	100.0%	100.0%
Below is a summary of the ADLP portfolio as of December 31, 2025.

As of December 31, 2025
Total investment portfolio(1)	$1,680,961
Number of borrowers in the ADLP	$313
Commitments to fund delayed draw loans(2)	$191,320
(1)	At principal amount.
(2)	These commitments to fund delayed draw loans have been approved by the investment committee of the ADLP and will be funded if and when conditions to funding such delayed draw loans are met.

Schedule of Other Commitments	Below is a summary of the funded subordinated certificates of the ADLP.

As of December 31, 2025
Total subordinated certificates funded to the ADLP(1)	$489,000
Total subordinated certificates funded to the ADLP by the Fund(1)	$391,000
(1)	At principal amount.

The amortized cost and fair value of the ADLP Certificates held by the Fund and the Fund’s yield on its investment in the ADLP Certificates at amortized cost and fair value as of December 31, 2025 were as follows:

	As of December 31, 2025
	Amortized Cost	Fair Value
Investment in the ADLP Certificates	$391,000	$391,000
Yield on the investment in the ADLP Certificates	13.0%	13.0%

Schedule of Interest Income and Interest Expense Disclosure

The interest income and other income earned with respect to the Fund’s investment in the ADLP Certificates for the period from November 12, 2025 (commencement of operations) to December 31, 2025 were as follows:

For the Period from November 12, 2025 (commencement of operations) to December 31, 2025
Interest income	$4,805
Other income	$3,217